CONSOLIDATED FINANCIAL STATEMENT DETAILS - Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents:
Cash on hand and balances with banks	$ 386.8	$ 562.0
Short-term deposits	144.7	648.9
Total cash and cash equivalents	$ 531.5	$ 1,210.9	$ 575.1